Financial Risk Management - Summary of Interest Rate Risk (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	€ 198,469	€ 207,357
EUR | Floating interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	181,670	179,431
EUR | Fixed interest rate [member]
Disclosure of financial instruments by type of interest rate [line items]
Gains Losses on Change in Fair Value of Derivative	€ 16,799	€ 27,926